CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Related party revenue	¥ 112,142	¥ 49,358	¥ 36,366
Related party cost of revenue	401,954	576,081	755,445
Other comprehensive income/(loss), tax	¥ 0	¥ 0	¥ 0